UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04518)

Exact name of registrant as specified in charter:	Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2012

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund

The fund's portfolio
2/29/12 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.8%)(a)
	Rating(RAT)	Principal amount	Value

California (0.5%)

CA State G.O. Bonds, 5s, 11/1/32	A1	$1,500,000	$1,630,515

			1,630,515
Florida (0.9%)

FL State Board of Ed. G.O. Bonds (Capital Outlay 2011), Ser. F, 5s, 6/1/30	AAA	2,500,000	2,938,225

			2,938,225
Guam (1.2%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,650,000	1,825,214

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	600,000	604,902

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	500,000	508,520

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB-	1,000,000	1,061,270

			3,999,906
Massachusetts (85.9%)

Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse, Inc.), 6s, 7/1/28	BB-/P	2,150,000	2,071,869

Boston, Indl. Dev. Fin. Auth. Swr. Fac. Rev. Bonds (Harbor Elec. Energy Co.), 7 3/8s, 5/15/15	Aa3	2,755,000	2,764,946

Boston, Wtr. & Swr. Comm. Rev. Bonds, Ser. A, 5 3/4s, 11/1/13	Aa1	1,380,000	1,458,481

Framingham, Hsg. Auth. Rev. Bonds (Beaver Terrace), Ser. A, GNMA Coll., 6.35s, 2/20/32	AA+	2,100,000	2,207,898

Hampden & Wilbraham, Regl. School Dist. G.O. Bonds, 5s, 2/15/41	Aa3	2,000,000	2,188,440

Lowell, G.O. Bonds, Ser. A, SGI, 5s, 9/15/22	Aa2	1,750,000	1,953,665

MA Bay Trans. Auth. Sales Tax Rev. Bonds
Ser. C, 5 1/2s, 7/1/16	AAA	2,855,000	3,440,132
Ser. C, 5 1/2s, 7/1/16 (Escrowed to maturity)	Aa1	120,000	145,106
Ser. A, 5s, 7/1/31	AAA	3,390,000	4,320,894

MA Dev. Fin. Agcy. Sr. Living Fac. Rev. Bonds (Groves-Lincoln), Ser. A, 7 7/8s, 6/1/44	BB-/P	1,650,000	1,659,141

MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.7s, 1/1/31	AA	2,155,000	2,262,879

MA Edl. Fin. Auth. I Ser. A, 5 1/2s, 1/1/22	AA	1,000,000	1,157,250

MA State G.O. Bonds
Ser. C, AMBAC, 5s, 8/1/37	Aa1	2,000,000	2,185,640
(Construction Loan), Ser. A, 5s, 8/1/27	Aa1	2,000,000	2,304,440
Ser. D, 5s, 10/1/26	Aa1	2,000,000	2,417,600

MA State VRDN (Construction Loan), Ser. A, 0.1s, 3/1/26	VMIG1	9,900,000	9,900,000

MA State College Bldg. Auth. Rev. Bonds
Ser. B, SGI, 5 1/2s, 5/1/28	Aa2	4,000,000	5,143,240
Ser. B, 5s, 5/1/37(FWC)	AA	1,500,000	1,693,590
Ser. A, 5s, 5/1/36	Aa2	2,850,000	3,233,468
Ser. A, AGO, 5s, 5/1/28	Aa2	2,270,000	2,583,510

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B
5s, 1/1/37	A	2,250,000	2,435,850
5s, 1/1/32	A3	2,065,000	2,278,232

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	575,000	662,981
(Tufts Med. Ctr.), Ser. I, 7 1/4s, 1/1/32	BBB	2,000,000	2,358,340
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	1,347,179	1,010,223
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/39	B-/P	423,099	324,009
(WGBH Edl. Foundation), Ser. A, AMBAC, 5 3/4s, 1/1/42	A	5,000,000	5,958,900
(Boston Biomedical Research), 5 3/4s, 2/1/29	Ba1	1,750,000	1,705,620
(Hampshire College), 5.7s, 10/1/34	Baa2	1,315,000	1,329,636
(Hampshire College), 5 5/8s, 10/1/24	Baa2	1,000,000	1,027,980
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	94,100	62,725
(Emerson College), Ser. A, 5 1/2s, 1/1/30	Baa1	900,000	977,265
(Berklee College of Music), 5 1/4s, 10/1/41	A2	1,500,000	1,624,275
(New England Conservatory of Music), 5 1/4s, 7/1/38	Baa1	3,000,000	3,100,740
(Simmons College), Ser. H, SGI, 5 1/4s, 10/1/33	Baa1	2,000,000	2,139,600
(Lesley U.), Ser. B-1, AGM, 5 1/4s, 7/1/33	Aa3	2,000,000	2,205,920
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,100,000	1,138,577
(Carleton-Willard Village), 5 1/4s, 12/1/25	A-	700,000	736,274
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	1,500,000	1,561,215
(Middlesex School), 5 1/8s, 9/1/23	A1	1,000,000	1,026,590
(Emerson College), Ser. A, 5s, 1/1/40	Baa1	3,400,000	3,524,440
(Brandeis U.), Ser. N, 5s, 10/1/39	A1	450,000	472,586
(Boston College), Ser. P, 5s, 7/1/38	Aa3	2,000,000	2,162,600
(Brandeis U.), Ser. 0-1, 5s, 10/1/35	A1	1,000,000	1,064,070
(MA College Pharmacy Allied), Ser. E, AGO, 5s, 7/1/31	Aa3	2,000,000	2,124,460
(Partners Hlth. Care), Ser. L, AGO, 5s, 7/1/31	Aa2	1,000,000	1,129,420
(Boston U.), Ser. V-1, 5s, 10/1/29	A2	2,000,000	2,227,540
(Boston College), Ser. Q-1, 5s, 7/1/29	Aa3	1,050,000	1,213,968
(Mount Holyoke College), 5s, 7/1/28	Aa3	3,000,000	3,411,540
(Holy Cross College), Ser. B, 5s, 9/1/25	Aa3	1,500,000	1,725,270
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB/P	550,000	535,783
(First Mtge. - Orchard Cove), 5s, 10/1/18	BB/P	515,000	508,743
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	468,041	5,195
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/29	Aa3	2,000,000	1,110,160
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/28	Aa3	2,000,000	1,162,280

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), 5s, 2/1/36	A-	1,000,000	1,013,750

MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory Put Bonds (5/1/19) (Dominion Energy Brayton 1), Ser. 1, 5 3/4s, 12/1/42	A-	1,700,000	2,001,359

MA State Edl. Fin. Auth. Rev. Bonds, Ser. J, 5 5/8s, 7/1/28	AA	1,000,000	1,087,200

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38 (In default)(NON)	D/P	255,848	5,885
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,313,624
(Harvard U.), Ser. N, 6 1/4s, 4/1/20	Aaa	5,000,000	6,758,500
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	2,370,000	2,396,781
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	3,000,000	3,227,640
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	2,000,000	2,145,320
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A+	1,000,000	1,005,630
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,000,000	2,080,780
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	2,185,000	2,646,625
(Cape Cod Hlth. Care), Ser. B, 5.45s, 11/15/23	BBB+	2,600,000	2,607,956
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	2,065,000	1,960,965
(Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28	BB-	3,000,000	2,877,570
(Care Group), Ser. B-1, NATL, 5 3/8s, 2/1/27	A3	1,030,000	1,145,545
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/27	A3	1,000,000	1,112,180
(Boston College), Ser. K, 5 3/8s, 6/1/14	Aa3	2,305,000	2,434,841
(Lesley U.), Ser. A, AGO, 5 1/4s, 7/1/39	Aa3	1,000,000	1,072,700
(Winchester Hosp.), 5 1/4s, 7/1/38	BBB+	2,225,000	2,295,955
(Lahey Clinic Med. Ctr.), Ser. D, 5 1/4s, 8/15/28	A+	3,000,000	3,224,280
(Dana-Farber Cancer Inst.), Ser. K, 5 1/4s, 12/1/27	A1	2,500,000	2,782,700
(MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28	Aaa	10,000,000	13,604,393
(Care Group), Ser. E-1, 5 1/8s, 7/1/38	A3	1,000,000	1,036,220
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	755,000	713,754
(Lowell Gen. Hosp.), Ser. C, 5 1/8s, 7/1/35	Baa1	725,000	733,026
(Wheaton Coll.), Ser. F, 5s, 1/1/41	A2	3,000,000	3,220,470
(Partners Hlth. Care Syst.), Ser. J-1, 5s, 7/1/39	Aa2	1,500,000	1,613,040
(Southcoast Hlth. Oblig.), Ser. D, 5s, 7/1/39	A2	1,500,000	1,568,145
(Harvard U.), Ser. B, 5s, 10/1/38	Aaa	500,000	562,970
(MA Inst. of Tech.), Ser. A, 5s, 7/1/38	Aaa	2,250,000	2,545,380
(Berklee College of Music), Ser. A, 5s, 10/1/37	A2	1,750,000	1,820,630
(Milford Regl. Med.), Ser. E, 5s, 7/15/37	Baa3	850,000	792,183
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	AA	1,000,000	1,068,740
(Harvard U.), 5s, 7/15/35	Aaa	2,750,000	2,976,710
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,175,000	1,122,889
(Northeastern U.), Ser. T-1, 5s, 10/1/30	A2	1,000,000	1,144,900
(Care Group), Ser. E-1, 5s, 7/1/28	A3	1,730,000	1,840,616
(Northeastern U.), Ser. R, 5s, 10/1/26	A2	1,165,000	1,286,195
(Worcester City Campus Corp.), Ser. E, FGIC, NATL, 5s, 10/1/26	AA-	2,000,000	2,159,900
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	1,800,000	1,850,976
(Fisher College), Ser. A, 5s, 4/1/22	BBB-	1,110,000	1,137,406

MA State Hlth. & Edl. Fac. Auth. VRDN (Harvard U.), Ser. R, 0.07s, 11/1/49	VMIG1	7,300,000	7,300,000

MA State Hsg. Fin. Agcy. FRB (Single Fam. Hsg.), Ser. 126, 4.7s, 6/1/38	Aa2	1,680,000	1,583,266

MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35s, 12/1/42	Aa3	1,500,000	1,574,220
(Single Fam.), Ser. 139, 5 1/8s, 12/1/28	Aa2	1,000,000	1,054,170
Ser. A, 5.1s, 12/1/30	Aa3	2,500,000	2,594,400
Ser. D, 5.05s, 6/1/40	Aa3	1,560,000	1,624,132
(Single Fam.), Ser. 153, 4 3/4s, 12/1/27	Aa2	410,000	423,813

MA State Indl. Fin. Agcy. Rev. Bonds
(American Hingham, Wtr. Treatment), 6 3/4s, 12/1/25	BBB+/P	4,520,000	4,522,441
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s, 7/1/16	BBB	2,790,000	2,801,495

MA State Port Auth. Rev. Bonds
Ser. A, 5s, 7/1/34	Aa3	3,500,000	3,905,475
Ser. A, NATL, 5s, 7/1/33	Aa3	2,400,000	2,449,752
Ser. C, AGM, 5s, 7/1/27	Aa3	5,000,000	5,396,350
Ser. A, AMBAC, 5s, 7/1/26	Aa3	3,000,000	3,346,230

MA State Port Auth. Special Fac. Rev. Bonds
(Conrac), Ser. A, 5 1/8s, 7/1/41	A	1,765,000	1,896,810
(BOSFUEL), FGIC, NATL, 5s, 7/1/27	A2	2,500,000	2,604,050

MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds
Ser. B, 5s, 10/15/32	Aa1	1,000,000	1,162,260
Ser. A, AGM, 5s, 8/15/26	Aa1	6,000,000	6,734,580
Ser. A, AGM, 5s, 8/15/23	Aa1	5,000,000	5,648,250

MA State Wtr. Poll. Abatement Trust Rev. Bonds
Ser. 5, 5 3/8s, 8/1/27	Aaa	4,490,000	4,503,515
Ser. 14, 5s, 8/1/32	Aaa	4,000,000	4,639,880
Ser. 13, 5s, 8/1/26	Aaa	1,000,000	1,159,080

MA State Wtr. Resource Auth. Rev. Bonds
Ser. A, 6 1/2s, 7/15/19 (Escrowed to maturity)	Aa1	5,500,000	6,736,290
Ser. A, NATL, 5s, 8/1/29	Aa1	4,000,000	4,254,160
Ser. A, NATL, 5s, 8/1/29	Aa1	3,225,000	3,602,551
Ser. A, NATL, 5s, 8/1/27	Aa1	1,500,000	1,692,525
Ser. B, AMBAC, 5s, 8/1/26	Aa1	2,000,000	2,328,940

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds, 5 1/4s, 7/1/36	A1	1,500,000	1,654,440

Milford, G.O. Bonds, AGM, 5 1/8s, 12/15/24	Aa2	2,475,000	2,846,844

Norwell, G.O. Bonds, AMBAC, 5s, 2/15/25	AAA	1,000,000	1,072,140

			292,243,584
Puerto Rico (8.9%)

Children's Trust Fund Tobacco Settlement Rev. Bonds
5 1/2s, 5/15/39	Baa3	1,800,000	1,769,922
5 3/8s, 5/15/33	BBB	1,985,000	1,985,298

Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/26	Baa1	1,620,000	1,694,974

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	Baa2	4,250,000	4,580,140
6s, 7/1/38	Baa2	1,250,000	1,353,513

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	A3	3,000,000	3,141,810
Ser. CCC, 5s, 7/1/28	A3	2,000,000	2,140,280
Ser. TT, 5s, 7/1/27	A3	1,350,000	1,421,348

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA-2, 5.3s, 7/1/35	A3	525,000	550,137
Ser. L, AMBAC, 5 1/4s, 7/1/38	Baa1	3,250,000	3,402,165
Ser. I, FGIC, 5s, 7/1/25	Baa1	1,500,000	1,556,820

Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put Bonds (7/1/17) (Govt. Fac.), Ser. M-2, 5 3/4s, 7/1/34	Baa1	1,500,000	1,673,310

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa1	685,000	705,454

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	2,250,000	2,546,663
Ser. C, 5 1/4s, 8/1/41	A1	1,750,000	1,884,068

			30,405,902
Virgin Islands (0.4%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A
6s, 10/1/39	Baa3	600,000	655,578
5s, 10/1/25	Baa2	850,000	918,196

			1,573,774
TOTAL INVESTMENTS

Total investments (cost $304,737,162)(b)			$332,791,906

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2011 through February 29, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $340,165,948.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $304,737,162, resulting in gross unrealized appreciation and depreciation of $29,013,519 and $958,775, respectively, or net unrealized appreciation of $28,054,744.
(NON)	Non-income-producing security.
(FWC)	Forward commitment, in part or in entirety.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	30.6%
	Health care	14.3
	Utilities	14.0
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$332,791,906	$—

Totals by level	$—	$332,791,906	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 27, 2012